Employee Benefit Plans (Net Periodic Benefit Cost in Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Amounts recognized in other comprehensive income (loss)
Amortization of actuarial loss	$ (231)	$ (159)
Settlement loss	(1)	0
Amortization of prior service credit	21	9
Net loss arising during the year	477	237
Total	266	87
Other Postretirement Benefits [Member]
Amounts recognized in other comprehensive income (loss)
Amortization of actuarial loss	(1)	0
Settlement loss	0	0
Amortization of prior service credit	(111)	1
Net loss arising during the year	18	24
Total	$ (94)	$ 25